UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-21677

Cohen & Steers International Realty Fund, Inc.

Exact Name of Registrant (as specified in charter)

280 Park Avenue New York, NY	10017
Address of Principal Executive Office	(Zip code)

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    March 31, 2018

Item 1. Schedule of Investments

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 29, 2018 (Unaudited)*

		Number of Shares	Value
COMMON STOCK	99.2%
AUSTRALIA	11.8%
REAL ESTATE
DIVERSIFIED	7.1%
BGP Holdings PLC (EUR)(a),(b)		56,622,235	$—
Charter Hall Group(c)		2,107,179	9,327,453
Dexus Property Group(c)		2,439,238	17,564,308
GPT Group(c)		2,997,985	10,987,642
Ingenia Communities Group(c)		3,943,706	8,456,942

			46,336,345

INDUSTRIALS	2.5%
Goodman Group(c)		2,456,278	15,970,994

OFFICE	0.8%
Investa Office Fund(c)		1,650,419	5,494,153

SELF STORAGE	1.4%
National Storage REIT(c)		7,424,601	9,006,778

TOTAL AUSTRALIA			76,808,270

BELGIUM	0.7%
REAL ESTATE—RESIDENTIAL
Aedifica SA		47,119	4,336,721

BRAZIL	1.6%
REAL ESTATE—RETAIL
BR Malls Participacoes SA		1,715,240	6,052,657
Iguatemi Empresa de Shopping Centers SA		386,051	4,590,820

TOTAL BRAZIL			10,643,477

CANADA	4.3%
REAL ESTATE
OFFICE	1.8%
Allied Properties REIT		374,254	11,782,312

RESIDENTIAL	2.5%
Boardwalk REIT		483,862	16,626,360

TOTAL CANADA			28,408,672

FRANCE	4.0%
REAL ESTATE
DIVERSIFIED	2.0%
Fonciere des Regions(c)		119,352	13,166,711

		Number of Shares	Value
OFFICE	2.0%
Gecina SA(c)		75,592	$13,117,584

TOTAL FRANCE			26,284,295

GERMANY	11.5%
REAL ESTATE
OFFICE	1.5%
Alstria Office REIT AG(c)		620,186	9,712,447

RESIDENTIAL	9.2%
ADO Properties SA, 144A(c),(d)		246,543	13,866,775
Deutsche Wohnen AG(c)		991,397	46,258,509

			60,125,284

RETAIL	0.8%
VIB Vermoegen AG		182,033	4,905,215

TOTAL GERMANY			74,742,946

HONG KONG	18.0%
REAL ESTATE
DIVERSIFIED	13.4%
CK Asset Holdings Ltd.(c)		3,960,500	33,422,930
Hang Lung Properties Ltd.(c)		7,111,000	16,689,696
Sun Hung Kai Properties Ltd.(c)		2,337,627	37,105,061

			87,217,687

RETAIL	4.6%
Link REIT(c)		3,529,000	30,249,604

TOTAL HONG KONG			117,467,291

ITALY	0.1%
REAL ESTATE—DIVERSIFIED
Beni Stabili S.p.A.(c)		528,289	439,353

JAPAN	22.9%
REAL ESTATE
DIVERSIFIED	15.8%
Activia Properties(c)		2,723	12,190,228
Hoosiers Holdings(c)		637,200	4,591,329
Hulic Co., Ltd.(c)		392,000	4,271,889
Mitsubishi Estate Co., Ltd.(c)		446,807	7,484,658
Mitsui Fudosan Co., Ltd.(c)		1,578,692	38,111,594
Nomura Real Estate Holdings(c)		319,600	7,504,613
Orix JREIT(c)		6,976	10,862,946

		Number of Shares	Value
Tokyo Tatemono Co., Ltd.(c)		1,204,922	$18,238,986

			103,256,243

INDUSTRIALS	1.2%
GLP J-REIT(c)		7,176	7,941,734

OFFICE	3.5%
Daiwa Office Investment Corp.(c)		1,173	6,805,730
Kenedix Office Investment Corp.(c)		381	2,324,188
Nippon Building Fund(c)		2,467	13,684,026

			22,813,944

RESIDENTIAL	0.9%
Japan Rental Housing Investments(c)		7,846	6,069,531

RETAIL	1.5%
Japan Retail Fund Investment Corp.(c)		4,911	9,523,104

TOTAL JAPAN			149,604,556

NORWAY	0.9%
REAL ESTATE—OFFICE
Entra ASA, 144A(c),(d)		455,188	6,213,874

SINGAPORE	2.2%
REAL ESTATE
DIVERSIFIED	0.6%
Keppel DC REIT(c)		3,614,400	3,979,562

HEALTH CARE	1.2%
Parkway Life Real Estate Investment Trust(c)		3,634,100	7,774,859

INDUSTRIALS	0.4%
Ascendas Real Estate Investment Trust(c)		1,307,500	2,633,657

TOTAL SINGAPORE			14,388,078

SPAIN	4.9%
REAL ESTATE
DIVERSIFIED	2.6%
Hispania Activos Inmobiliarios SA(c)		128,575	2,738,576
Merlin Properties Socimi SA(c)		902,221	13,820,675

			16,559,251

OFFICE	1.3%
Inmobiliaria Colonial Socimi SA(c)		747,510	8,646,873

RESIDENTIAL	1.0%
Aedas Homes SAU, 144A(b),(c),(d)		179,523	6,572,923

TOTAL SPAIN			31,779,047

		Number of Shares	Value
SWEDEN	2.3%
REAL ESTATE
RESIDENTIAL	0.9%
D. Carnegie & Co. AB(b)		228,541	$3,372,087
D. Carnegie & Co. AB-BTA(b)		32,648	473,896
Victoria Park AB, Class B(c)		435,002	1,656,601

			5,502,584

RETAIL	1.4%
Catena AB		466,865	9,214,514

TOTAL SWEDEN			14,717,098

UNITED KINGDOM	14.0%
REAL ESTATE
DIVERSIFIED	2.4%
British Land Co., PLC(c)		230,856	2,081,015
Land Securities Group PLC(c)		775,260	10,200,055
LondonMetric Property PLC(c)		1,249,894	3,127,225

			15,408,295

HEALTH CARE	2.0%
Assura PLC		15,473,844	12,873,920

INDUSTRIALS	3.4%
Segro PLC(c)		2,254,816	19,029,377
Tritax Big Box REIT PLC(c)		1,625,892	3,294,233

			22,323,610

OFFICE	1.8%
Derwent London PLC(c)		105,206	4,579,618
Great Portland Estates PLC(c)		477,473	4,455,816
Workspace Group PLC(c)		207,659	2,890,956

			11,926,390

RESIDENTIAL	1.8%
PRS REIT PLC/The		3,519,350	4,962,339
UNITE Group PLC(c)		603,180	6,693,501

			11,655,840

SELF STORAGE	2.6%
Big Yellow Group PLC(c)		816,076	9,776,507

		Number of Shares	Value
Safestore Holdings PLC(c)		1,041,933	$7,184,935

			16,961,442

TOTAL UNITED KINGDOM			91,149,497

TOTAL COMMON STOCK (Identified cost—$573,031,376)			646,983,175

SHORT-TERM INVESTMENTS	0.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51%(e)		4,612,610	4,612,610

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,612,610)			4,612,610

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$577,643,986)	99.9%		651,595,785
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1		835,908

NET ASSETS	100.0%		$652,431,693

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

*	March 29, 2018 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Schedule of Investments.
(a)	Security value is determined based on significant unobservable inputs (Level 3).
(b)	Non-income producing security.
(c)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 87.0% of the net assets of the Fund, of which 87.0% have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

(d)	Resale is restricted to qualified institutional investors. Aggregate holdings amounted to $26,653,572 or 4.1% of the net assets of the Fund, of which 0.0% are illiquid.
(e)	Rate quoted represents the annualized seven-day yield of the fund.

Sector Summary	% of Market Value
Diversified	44.0
Residential	17.0
Office	13.6
Retail	9.9
Industrials	7.5
Self Storage	4.0
Health Care	3.2
Other	0.8

100.0

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Quarterly Period

Since March 29, 2018 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s schedule of investments have been presented through that date to maintain consistency with the Fund’s net asset value (NAV) calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing NAV.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 29, 2018, there were $515,400,174 of securities transferred from Level 1 to Level 2 which resulted from the Fund utilizing foreign equity fair value pricing procedures as of March 29, 2018.

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$76,808,270	$—	$76,808,270	$—	(a)
Belgium	4,336,721	4,336,721	—	—
Brazil	10,643,477	10,643,477	—	—
Canada	28,408,672	28,408,672	—	—
Germany	74,742,946	4,905,215	69,837,731	—
Sweden	14,717,098	13,060,497	1,656,601	—
United Kingdom	91,149,497	17,836,259	73,313,238	—
Other Countries	346,176,494	—	346,176,494	—
Short-Term Investments	4,612,610	—	4,612,610	—

Total Investments in Securities(b)	$651,595,785	$79,190,841	$572,404,944	$—

(a)	BGP Holding PLC was acquired via a spinoff and has been fair valued at $0, by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

The change in unrealized appreciation (depreciation) attributable to securities owned on March 29, 2018 which were valued using significant unobservable inputs (Level 3) amounted to $0.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Principle Executive Officer

Date: May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Principal Executive Officer		Name: James Giallanza Title: Principal Financial Officer

Date: May 25, 2018